Fair Value Measurements - Significant Inputs Used in Fair Value Measurements for Level 3 Assets Measured on Nonrecurring Basis (Detail) - Level 3 Inputs	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Valuation Techniques	Evaluation of collateral	Evaluation of collateral	Evaluation of collateral
Unobservable Inputs	Estimation of value	Estimation of value	Estimation of value
Other Real Estate Owned
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Valuation Techniques	Appraisal	Appraisal	Appraisal
Unobservable Inputs	Appraisal adjustment	Appraisal adjustment	Appraisal adjustment
Other Real Estate Owned | Minimum
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Range (Average)	4.00%	3.00%	6.00%
Other Real Estate Owned | Maximum
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Range (Average)	28.00%	28.00%	10.00%
Other Real Estate Owned | Weighted Average
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Range (Average)	14.00%	9.00%	8.00%